Quarterly Holdings Report
for
Fidelity® International Growth Fund
January 31, 2022
IGF-NPRT1-0422
1.863101.114
Common Stocks - 97.1%
	Shares	Value ($)
Bailiwick of Jersey - 1.5%
Experian PLC	1,811,400	75,658,376
Belgium - 0.8%
Azelis Group NV	475,093	12,097,162
UCB SA	277,500	27,612,713
TOTAL BELGIUM		39,709,875
Canada - 2.6%
CAE, Inc. (a)	1,070,900	27,043,142
Canadian Pacific Railway Ltd.	962,700	68,873,019
Franco-Nevada Corp.	257,397	34,032,737
TOTAL CANADA		129,948,898
Denmark - 0.9%
Vestas Wind Systems A/S	1,699,200	45,981,018
Finland - 0.5%
Kone OYJ (B Shares)	395,400	25,607,748
France - 8.4%
Edenred SA	678,548	29,145,248
Legrand SA	721,300	73,408,930
LVMH Moet Hennessy Louis Vuitton SE	288,500	236,967,394
Safran SA	548,900	66,454,899
Sanofi SA	224,200	23,442,810
TOTAL FRANCE		429,419,281
Germany - 5.7%
Deutsche Borse AG	249,900	44,420,336
Linde PLC	423,779	134,770,201
SAP SE	490,401	61,526,281
Vonovia SE	861,110	49,045,195
TOTAL GERMANY		289,762,013
Hong Kong - 3.7%
AIA Group Ltd.	11,409,800	119,116,170
Hong Kong Exchanges and Clearing Ltd.	1,177,800	67,223,804
TOTAL HONG KONG		186,339,974
India - 1.8%
Housing Development Finance Corp. Ltd.	704,978	24,069,435
Kotak Mahindra Bank Ltd. (a)	1,022,500	25,644,958
Reliance Industries Ltd.	320,000	10,319,153
Reliance Industries Ltd. sponsored GDR (b)	458,900	29,522,762
TOTAL INDIA		89,556,308
Ireland - 1.6%
CRH PLC sponsored ADR	1,631,966	82,267,406
Italy - 1.5%
Interpump Group SpA	625,126	38,603,790
Prada SpA	6,323,500	38,667,256
TOTAL ITALY		77,271,046
Japan - 15.5%
Azbil Corp.	1,561,470	61,330,970
FANUC Corp.	435,800	86,178,725
Hoya Corp.	845,100	109,582,719
Keyence Corp.	301,448	154,619,510
Lasertec Corp.	299,000	67,076,904
Misumi Group, Inc.	2,323,985	75,394,446
OSG Corp.	745,800	13,130,009
Recruit Holdings Co. Ltd.	3,386,300	167,380,090
SHO-BOND Holdings Co. Ltd.	752,500	32,952,204
USS Co. Ltd.	1,546,600	25,241,584
TOTAL JAPAN		792,887,161
Kenya - 0.5%
Safaricom Ltd.	82,004,800	26,637,123
Netherlands - 8.7%
Aalberts Industries NV	225,000	13,754,279
Airbus Group NV (a)	739,900	94,480,184
ASML Holding NV (Netherlands)	456,600	309,252,588
IMCD NV	162,000	27,867,232
TOTAL NETHERLANDS		445,354,283
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	3,054,140	14,497,684
Norway - 0.7%
Adevinta ASA Class B (a)	1,400,258	14,690,607
Schibsted ASA (B Shares)	799,500	20,951,688
TOTAL NORWAY		35,642,295
South Africa - 0.3%
Clicks Group Ltd.	675,738	12,940,392
Spain - 2.9%
Amadeus IT Holding SA Class A (a)	1,651,800	113,578,146
Cellnex Telecom SA (b)	727,703	32,998,140
TOTAL SPAIN		146,576,286
Sweden - 5.5%
ASSA ABLOY AB (B Shares)	4,018,710	110,040,765
Atlas Copco AB (A Shares)	2,084,200	123,355,612
Epiroc AB (A Shares)	2,281,900	48,693,767
TOTAL SWEDEN		282,090,144
Switzerland - 9.8%
Nestle SA (Reg. S)	1,824,659	235,633,500
Roche Holding AG (participation certificate)	563,093	217,916,643
Schindler Holding AG:
(participation certificate)	108,848	27,319,108
(Reg.)	18,350	4,603,520
Temenos Group AG	139,300	16,697,172
TOTAL SWITZERLAND		502,169,943
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,261,000	98,600,804
United Kingdom - 4.0%
Compass Group PLC	3,511,200	79,801,332
Dechra Pharmaceuticals PLC	400,800	22,512,560
InterContinental Hotel Group PLC ADR (a)(c)	533,370	35,543,777
Rightmove PLC	3,510,800	30,942,438
Spectris PLC	802,857	36,637,334
TOTAL UNITED KINGDOM		205,437,441
United States of America - 18.0%
Alphabet, Inc. Class A (a)	20,736	56,113,068
Autoliv, Inc. (c)	305,369	30,243,746
Black Knight, Inc. (a)	285,700	21,313,220
Lam Research Corp.	160,600	94,741,152
Marsh & McLennan Companies, Inc.	652,451	100,242,572
MasterCard, Inc. Class A	182,600	70,552,988
Moody's Corp.	238,900	81,942,700
MSCI, Inc.	152,800	81,919,136
NICE Systems Ltd. sponsored ADR (a)(c)	260,800	66,780,448
Otis Worldwide Corp.	297,400	25,406,882
PriceSmart, Inc.	186,386	13,309,824
ResMed, Inc.	363,700	83,141,820
S&P Global, Inc.	208,500	86,573,370
Sherwin-Williams Co.	215,700	61,800,207
Visa, Inc. Class A	194,160	43,913,167
TOTAL UNITED STATES OF AMERICA		917,994,300
TOTAL COMMON STOCKS (Cost $3,233,496,255)		4,952,349,799

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $6,992,915)	63,819	9,487,333

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	122,320,579	122,345,043
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	2,140,289	2,140,503
TOTAL MONEY MARKET FUNDS (Cost $124,484,833)		124,485,546

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,364,974,003)	5,086,322,678
NET OTHER ASSETS (LIABILITIES) - 0.3%	16,422,501
NET ASSETS - 100.0%	5,102,745,179

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,520,902 or 1.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,487,333 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	6,992,915

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	127,214,961	342,841,602	347,711,520	24,347	-	-	122,345,043	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	70,248,753	86,205,051	154,313,301	6,650	-	-	2,140,503	0.0%
Total	197,463,714	429,046,653	502,024,821	30,997	-	-	124,485,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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